Deposits and obligations - Summary of deposits and obligations (Parenthetical) (Detail) S/ in Thousands		12 Months Ended
	Mar. 27, 2020 PEN (S/)	Dec. 31, 2020 PEN (S/) Clients	Dec. 31, 2019 PEN (S/)
Statement [Line Items]
Deposits and obligations covered by Peruvian Deposit Insurance Fund		S/ 14,020,602,000	S/ 10,725,904,000
Decree No 033 2020 [Member]
Statement [Line Items]
Maximum amount withdrawal	S/ 2,400
Number of clients | Clients		56,000
Total amount withdrawn		S/ 85,493,000